Note 6 - Assets Held for Sale, Property and Equipment - Summary of Assets Held for Sale 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Net Book Value	$ 2,188
Laboratory Furniture and Equipment [Member]
Net Book Value	1,967
Office Furniture and Equipment [Member]
Net Book Value	$ 221